Note 7 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Work-in-progress	$ 66,514		$ 26,534
Finished goods	15,347		11,843
Supplies and other	12,650		9,850
	94,511		48,227
Accrued payroll and benefits	94,010		73,454
Value appreciation plans	6,510		8,860
Customer advances	1,454		1,365
Other	63,470		48,893
	$ 165,444	$ 124,633	$ 132,572